Capital structure and financing - C.3.3. Interest and other financial expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and other financial expenses:
Interest expense on bonds and bank financing	$ (449)	$ (477)	$ (434)
Interest expense on leases	(122)	(117)	(124)
Early redemption charges	0	(1)	0
Others	(146)	(117)	(59)
Total interest and other financial expenses	$ (716)	$ (712)	$ (617)